Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net Loans and Advances to Customers [Abstract]
Loans secured on residential properties	£ 170,089	£ 165,645
Corporate loans	24,474	27,043
Finance leases	6,554	6,264
Secured advances	0	0
Other unsecured loans	10,169	7,188
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,249	2,204
Loans and advances to customers	213,535	208,344
Credit impairment loss allowances on loans and advances to customers	(1,303)	(785)
RV and voluntary termination provisions on finance leases	(54)	(61)
Loans and advances to customers	£ 212,178	£ 207,498